Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments designated as hedges, assets at fair value	$ 658	$ 0
Derivative instruments designated as hedges, liabilities at fair value	(1,723)	(11,115)
Derivative instruments not designated as hedging instruments, assets at fair value	6,147	677
Derivative instruments not designated as hedging instruments, liabilities at fair value	(2,492)	(16,228)
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative instruments designated as hedges, assets at fair value	0	0
Derivative instruments designated as hedges, liabilities at fair value	0	(2,663)
Foreign Exchange Contract [Member] | Nondesignated [Member]
Derivative instruments not designated as hedging instruments, assets at fair value	5,489	677
Derivative instruments not designated as hedging instruments, liabilities at fair value	(769)	(5,113)
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative instruments designated as hedges, assets at fair value	658	0
Derivative instruments designated as hedges, liabilities at fair value	$ (1,723)	$ (8,452)